Rate Matters - West Companies (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		$ 4,120.7	$ 3,183.9
AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		835.7	385.9
Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		111.3	148.2
Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Construction Work in Progress		233.2	$ 113.8
AEP Texas Interim Transmission and Distribution Rates [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review		763.0
AEP Texas Interim Transmission and Distribution Rates [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
AEP Texas Cumulative Revenues Subject to Review		763.0
Hurricane Harvey Storm [Member]
Public Utilities, General Disclosures [Line Items]
Annual Recovery of Storm Costs through Base Rates		1.0
AEP Texas Total Storm-Related Costs		123.0
AEP Texas Hurricane Harvey Storm-Related Costs		100.0
AEP Texas Hurricane Harvey Storm-Capital Expenditures		133.0
AEP Texas Hurricane Harvey Storm Insurance Proceeds Received		10.0
Hurricane Harvey Storm [Member] | AEP Texas Inc. [Member]
Public Utilities, General Disclosures [Line Items]
Annual Recovery of Storm Costs through Base Rates		1.0
AEP Texas Total Storm-Related Costs		123.0
AEP Texas Hurricane Harvey Storm-Related Costs		100.0
AEP Texas Hurricane Harvey Storm-Capital Expenditures		133.0
AEP Texas Hurricane Harvey Storm Insurance Proceeds Received		$ 10.0
ETT Interim Transmission Rates [Member]
Public Utilities, General Disclosures [Line Items]
Parent Equity Ownership Interest in ETT		50.00%
AEP Share of ETT Cumulative Revenues Subject to Review		$ 746.0
2017 Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		156.0
Refund Obligation		11.0
Requested Annual Net Increase		$ 145.0
Requested Return on Equity		10.00%
Amount Of Increased Depreciation Expense Requested		$ 42.0
Property, Plant and Equipment, Net		81.0
2017 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		156.0
Refund Obligation		11.0
Requested Annual Net Increase		$ 145.0
Requested Return on Equity		10.00%
Amount Of Increased Depreciation Expense Requested		$ 42.0
Property, Plant and Equipment, Net		81.0
2012 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances		114.0
Resulting Approved Base Rate Increase		52.0
2012 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
2013 Reversal of Previously Recorded Regulatory Disallowances		114.0
Resulting Approved Base Rate Increase		$ 52.0
2016 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Common Equity		10.00%
Requested Net Increase in Texas Annual Revenues		$ 69.0
2016 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Return on Common Equity		10.00%
Requested Net Increase in Texas Annual Revenues		$ 69.0
Louisiana Turk Plant Prudence Review [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant		33.00%
Louisiana Turk Plant Prudence Review [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Louisiana Jurisdictional Share of the Turk Plant		33.00%
2015 Louisiana Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		$ 14.0
2015 Louisiana Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		14.0
2017 Louisiana Formula Rate Filing [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		31.0
2017 Louisiana Formula Rate Filing [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Requested Annual Increase		31.0
Welsh Plant - Environmental Impact [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		850.0
Construction Work in Progress		398.0
Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		131.0
Total Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		79.0
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferrals		11.0
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferred Unrecognized Equity		6.0
Welsh Plant - Environmental Impact [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Projected Capital Costs		850.0
Construction Work in Progress		398.0
Total Amount Of Recovery Requested Related To Louisiana Retail Jurisdictional Share Of Environmental Costs		131.0
Total Amount of Recovery Requested Related to Arkansas Retail Jurisdictional Share of Environmental Costs		79.0
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferrals		11.0
Amount of LPSC Approved Eligible Welsh Plant Environmental Control Deferred Unrecognized Equity		6.0
Welsh Plant - Environmental Impact [Member] | Welsh Plant, Units 1 and 3 [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		627.0
Welsh Plant - Environmental Impact [Member] | Welsh Plant, Units 1 and 3 [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Property, Plant and Equipment, Net		$ 627.0
FERC Transmission Complaint - AEP SPP Participants [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		10.70%
Intervenor Recommended Return on Common Equity		8.36%
FERC SWEPCo Power Supply Agreements Complaint [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		11.10%
Intervenor Recommended Return on Common Equity		8.41%
Subsequent Event [Member] | 2017 Oklahoma Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Increase in Oklahoma Annual Gross Revenues	$ 84.0
Approved Reduction in Oklahoma Annual Revenues Due to Tax Reform	32.0
Approved Increase in Oklahoma Annual Net Revenues	$ 52.0
Approved Return on Common Equity	9.30%
Amount of Increased Depreciation Expenses Approved	$ 19.0
Subsequent Event [Member] | 2017 Oklahoma Base Rate Case [Member] | Public Service Co Of Oklahoma [Member]
Public Utilities, General Disclosures [Line Items]
Approved Increase in Oklahoma Annual Gross Revenues	84.0
Approved Reduction in Oklahoma Annual Revenues Due to Tax Reform	32.0
Approved Increase in Oklahoma Annual Net Revenues	$ 52.0
Approved Return on Common Equity	9.30%
Amount of Increased Depreciation Expenses Approved	$ 19.0
Subsequent Event [Member] | 2016 Texas Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	9.60%
Approved Net Increase in Texas Annual Revenues	$ 50.0
Approved Additional Vegetation Management Expenses	2.0
Impairment Charge Total	19.0
Impairment Charge Welsh Plant, Unit 2	7.0
Impairment Charge Disallowed Plant Investments	12.0
Additional Revenues Recognized to be Surcharged to Customers	32.0
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management	$ 7.0
Subsequent Event [Member] | 2016 Texas Base Rate Case [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	9.60%
Approved Net Increase in Texas Annual Revenues	$ 50.0
Approved Additional Vegetation Management Expenses	2.0
Impairment Charge Total	19.0
Impairment Charge Welsh Plant, Unit 2	7.0
Impairment Charge Disallowed Plant Investments	12.0
Additional Revenues Recognized to be Surcharged to Customers	32.0
Additional Recognized Expenses Consisting Primarily of Depreciation and Vegetation Management	7.0
Subsequent Event [Member] | Louisiana Turk Plant Prudence Review [Member]
Public Utilities, General Disclosures [Line Items]
Impairment Charge Total	15.0
Pretax Write-Off of the LA Share of Previously Capitalized Turk Plant Costs	19.0
Rate Refund Provision for Previously Collected Revenues on Disallowed Portion of Turk Plant	10.0
Pretax Write-Off as a Result of Agreement	23.0
Pretax Provision for Revenue Refund	8.0
Amount to be Refunded to Customers in First Billing Cycle Following Commission Approval	2.0
Amount to be Amortized as a Cost of Service Reduction Over 5 Years effective Aug 1, 2018	8.0
Subsequent Event [Member] | Louisiana Turk Plant Prudence Review [Member] | Southwestern Electric Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Impairment Charge Total	15.0
Pretax Write-Off of the LA Share of Previously Capitalized Turk Plant Costs	19.0
Rate Refund Provision for Previously Collected Revenues on Disallowed Portion of Turk Plant	10.0
Pretax Write-Off as a Result of Agreement	23.0
Pretax Provision for Revenue Refund	8.0
Amount to be Refunded to Customers in First Billing Cycle Following Commission Approval	2.0
Amount to be Amortized as a Cost of Service Reduction Over 5 Years effective Aug 1, 2018	$ 8.0